Trade receivables - Movement table bad debt reserve (Details) - Allowance for doubtful accounts - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Item]
Beginning balance	€ (807)	€ (400)	€ (1,273)
Addition.	(527)	(706)	(517)
Usage	249	122	483
Reversal	418	177	906
Ending balance.	€ (667)	€ (807)	€ (400)